Fees and Expenses - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Growth and Income Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard
Management fees.................................................................................	0.63%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.05%
Total annual series operating expenses.................................................................	0.68%
Fee waivers and expense reimbursements ...............................................................	(0.00%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.68%
[1]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard
1 year............................................................................................	$69
3 years...........................................................................................	$218
5 years...........................................................................................	$379
10 years..........................................................................................	$847

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Nomura VIP Growth Equity Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard
Management fees.................................................................................	0.65%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.14%
Total annual series operating expenses.................................................................	0.79%
Fee waivers and expense reimbursements ...............................................................	(0.00%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.79%
[2]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard
1 year............................................................................................	$81
3 years...........................................................................................	$252
5 years...........................................................................................	$439
10 years..........................................................................................	$978

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Nomura VIP Small Cap Value Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.69%	0.69%
Distribution and service (12b-1) fees........................................................	none	0.30%
Other expenses ......................................................................	0.05%	0.05%
Total annual series operating expenses......................................................	0.74%	1.04%
Fee waivers and expense reimbursements ...................................................	(0.00%)[1]	(0.00%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.74%	1.04%
[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$76	$106
3 years...............................................................................	$237	$331
5 years...............................................................................	$411	$574
10 years..............................................................................	$918	$1,271

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Nomura VIP Opportunity Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard
Management fees.................................................................................	0.75%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.19%
Total annual series operating expenses.................................................................	0.94%
Fee waivers and expense reimbursements ...............................................................	(0.11%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.83%
[4]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard
1 year............................................................................................	$85
3 years...........................................................................................	$289
5 years...........................................................................................	$509
10 years..........................................................................................	$1,145

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nomura VIP Fund for Income Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.65%	0.65%
Distribution and service (12b-1) fees........................................................	none	0.30%
Other expenses ......................................................................	0.23%	0.23%
Acquired fund fees and expenses..........................................................	0.01%[1]	0.01%[1]
Total annual series operating expenses......................................................	0.89%[2]	1.19%[2]
Fee waivers and expense reimbursements ...................................................	(0.14%)[3]	(0.14%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.75%	1.05%
[5],[6],[7]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$77	$107
3 years...............................................................................	$270	$364
5 years...............................................................................	$479	$641
10 years..............................................................................	$1,083	$1,431

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Nomura VIP Investment Grade Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.50%	0.50%
Distribution and service (12b-1) fees........................................................	none	0.30%
Other expenses ......................................................................	0.48%	0.48%
Total annual series operating expenses......................................................	0.98%	1.28%
Fee waivers and expense reimbursements ...................................................	(0.37%)[1]	(0.37%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.61%	0.91%
[8]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$62	$93
3 years...............................................................................	$275	$369
5 years...............................................................................	$506	$667
10 years..............................................................................	$1,168	$1,513

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	189.00%
Nomura VIP Limited Duration Bond Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard
Management fees.................................................................................	0.50%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.85%
Total annual series operating expenses.................................................................	1.35%
Fee waivers and expense reimbursements ...............................................................	(0.82%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.53%
[9]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard
1 year............................................................................................	$54
3 years...........................................................................................	$347
5 years...........................................................................................	$661
10 years..........................................................................................	$1,552

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 247% of the average value of its portfolio.

Portfolio Turnover, Rate	247.00%
Nomura VIP Emerging Markets Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	1.24%	1.24%
Distribution and service (12b-1) fees........................................................	none	0.30%
Other expenses ......................................................................	0.07%	0.07%
Total annual series operating expenses......................................................	1.31%	1.61%
Fee waivers and expense reimbursements ...................................................	(0.15%)[1]	(0.15%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...................	1.16%	1.46%
[10]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$118	$149
3 years...............................................................................	$400	$493
5 years...............................................................................	$704	$862
10 years..............................................................................	$1,566	$1,898

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Nomura VIP Total Return Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.65%	0.65%
Distribution and service (12b-1) fees........................................................	none	0.30%
Other expenses......................................................................	0.46%	0.46%
Acquired fund fees and expenses..........................................................	0.02%[1]	0.02%[1]
Total annual series operating expenses......................................................	1.13%[2]	1.43%[2]
Fee waivers and expense reimbursements ...................................................	(0.37%)[3]	(0.37%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.76%	1.06%
[11],[12],[13]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$78	$108
3 years...............................................................................	$322	$416
5 years...............................................................................	$586	$746
10 years..............................................................................	$1,342	$1,681

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	77.00%

[1]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[2]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[3]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[4]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[5]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[6]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[7]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[8]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.61% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[9]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[10]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[11]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[12]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[13]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.